Accounts receivable	12 Months Ended
Dec. 31, 2023
Accounts receivable [Abstract]
Accounts receivable	Accounts receivable

	December 31, 2023						December 31, 2022
	Visa	Master	Hipercard	Elo	Amex	Total	Visa	Master	Hipercard	Elo	Amex	Total
Legal obligors
Itaú	1,815,225	7,203,055	540,223	—	—	9,558,503	1,920,151	5,268,454	649,586	—	—	7,838,191
Nubank	—	5,913,071	—	—	—	5,913,071	—	4,050,376	—	—	—	4,050,376
Bradesco	1,863,042	224,025	—	1,148,502	429,743	3,665,312	2,924,890	242,708	—	1,228,553	440,535	4,836,685
Santander	843,398	2,637,687	—	—	19,105	3,500,190	829,714	2,564,868	—	—	11,021	3,405,603
Banco do Brasil	1,937,964	495,144	—	682,463	—	3,115,571	2,008,045	359,572	—	553,321	—	2,920,938
Banco Carrefour	155,646	1,230,208	—	—	—	1,385,854	142,392	973,915	—	—	—	1,116,307
CEF	439,417	258,672	—	607,032	—	1,305,121	369,282	180,490	—	453,043	—	1,002,815
Sicredi	479,383	595,408	—	—	—	1,074,791	404,825	372,297	—	—	—	777,122
Banco C6	—	1,033,435	—	—	—	1,033,435	—	825,958	—	—	—	825,958
Porto Seguro	713,380	317,673	—	—	—	1,031,053	708,008	216,926	—	—	—	924,934
Banco Cooperativo Sicoob	974	1,015,421	—	—	—	1,016,395	—	644,039	—	—	—	644,039
Banco Inter	—	898,789	—	—	—	898,789	—	550,070	—	—	—	550,070
Will Financeira	—	651,170	—	—	—	651,170	—	349,453	—	—	—	349,453
Banco Bradescard	427,071	134,822	—	16,181	—	578,074	470,100	113,100	—	15,613	—	598,813
Banco XP	475,067	—	—	—	—	475,067	406,986	—	—	—	—	406,986
Midway	184,143	206,642	—	—	—	390,785	268,221	124,417	—	—	—	392,638
Realize	184,069	187,732	—	—	—	371,801	166,754	185,371	—	—	—	352,125
Banco Votorantim	—	297,041	—	—	—	297,041	—	358,072	—	—	—	358,072
Pernambucanas	—	—	—	296,322	—	296,322	—	1,017	—	186,556	—	187,573
Mercado Pago	294,746	—	—	—	—	294,746	143,073	—	—	—	—	143,073
Banco Pan	50,788	180,207	—	6,596	—	237,591	68,683	246,112	—	10	—	314,805
Cred-system	—	233,930	—	—	—	233,930	—	153,681	—	—	—	153,681
Banco Original	—	232,629	—	—	—	232,629	—	246,976	—	—	—	246,976
Credz	230,518	—	—	—	—	230,518	176,030	—	—	—	—	176,030
Bancoob	223,182	—	—	—	—	223,182	112,743	208	—	—	—	112,951
Digio	193,603	—	—	2,380	—	195,983	180,936	1	—	14,454	—	195,391
Banrisul	32,560	160,119	—	—	—	192,679	36,400	133,065	—	—	—	169,465
Other	1,537,713	786,860	—	198,279	3,879	2,526,731	988,354	795,339	—	170,155	2,131	1,955,978
Total card issuers(i)	12,081,889	24,893,740	540,223	2,957,755	452,727	40,926,334	12,325,585	18,956,483	649,586	2,621,704	453,686	35,007,045
Current card issuers						40,675,655						34,884,835
Non - Current card issuers						250,679						122,215

Getnet	—	—	—	—	—	—	—	—	—	—	—	52,597
Other	—	—	—	—	—	12,053	—	—	—	—	—	10,934
Total acquirers(ii)	—	—	—	—	—	12,053	—	—	—	—	—	63,560

Loans, net	—	—	—	—	—	47,957	—	—	—	—	—	743,379
Credit card receivables, net	—	—	—	—	—	578,092	—	—	—	—	—	1,112,510
Payroll loans and other, net	—	—	—	—	—	1,317,306	—	—	—	—	—	864,825
Total credit receivables(iii)	—	—	—	—	—	1,943,355	—	—	—	—	—	1,735,100
Current						1,050,255						1,111,769
Non – Current						893,100						623,331

Other accounts receivables(iv)	—	—	—	—	—	19,241	—	—	—	—	—	188,425
Total accounts receivable	12,081,889	24,893,740	540,223	2,957,755	452,727	42,900,983	12,325,585	18,956,483	649,586	2,621,704	453,686	36,994,135
Current						41,757,204						36,248,589
Non – Current						1,143,779						745,546

(i)    Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard, Hipercard, Amex or Elo. However, PagSeguro Brazil’s contractual accounts receivable are with the financial institutions, which are the legal obligors on the accounts receivable payment. Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard, Hipercard, Amex or Elo, as applicable, if the legal obligors do not make the payment.
(ii)    Acquirers: refers to card processing transactions to be received from the acquirers, which are a third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil.
(iii)    Total credit receivables are presented net of the ECL (“expected credit losses”), are measured according to the IFRS 9, using: Exposure at Default (EAD) related to the exposed credit risk at default; Probability of Default (PD) related to the probability of the counterparty not meeting its contractual payment obligations; and Loss Given Default (LGD) related to the percentage of the exposure that is not expected to be recovered in the event of default, additionally to the methodology for calculating the allowance for impairment (EAD x PD x LGD). Pagseguro Group takes into consideration the forward-looking information and assumptions as the historical loss experienced at individual transactions level, credit quality and guarantees, economic factors and estimated future cash flows, which could impact the calculation model for provisioning expected credit losses.
(iv)    Refers to other dispersed receivables from legal obligors.
The maturity analysis of accounts receivables is as follows:

	December 31,
	2023	2022

Past due	664,855	1,073,275
Due within 30 days	16,823,103	13,784,017
Due within 31 to 120 days	14,658,671	13,743,397
Due within 121 to 180 days	5,022,732	4,422,424
Due within 181 to 360 days	5,173,286	4,210,024
Due after 360 days	1,143,779	746,612
Expected credit losses	(585,443)	(985,614)
	42,900,983	36,994,135
The maturity analysis of credit receivables as of December 31, 2023 is as follows:

	December 31, 2023
	Loans	Credit card receivables	Payroll loans and other	TOTAL

Past Due	395,392	247,542	21,921	664,855
Due within 30 days	3,611	233,190	39,939	276,740
Due within 31 to 120 days	6,518	143,967	125,458	275,943
Due within 121 to 180 days	1,063	86,614	74,979	162,656
Due within 181 to 360 days	1,481	46,122	207,902	255,505
Due after 360 days	1,672	6,061	885,366	893,099
	409,737	763,496	1,355,565	2,528,798
Expected credit losses	(361,780)	(185,404)	(38,259)	(585,443)
Receivables net of ECL	47,957	578,092	1,317,306	1,943,355

	December 31, 2022
	Loans	Credit card receivables	Payroll loans and other	TOTAL

Past due	468,236	603,352	1,687	1,073,275
Due within 30 days	35,435	232,013	24,332	291,780
Due within 31 to 120 days	102,413	146,409	72,599	321,421
Due within 121 to 180 days	49,642	86,055	40,621	176,318
Due within 181 to 360 days	70,218	43,615	119,691	233,524
Due after 360 days	17,435	1,066	605,895	624,396
	743,379	1,112,510	864,825	2,720,714
Expected credit losses	(521,929)	(451,285)	(12,400)	(985,614)
Receivables net of ECL	221,450	661,225	852,425	1,735,100
For the credit receivables the weighting of objective factors plus the analysis of the coverage percentage of accessory guarantees leads to the customer rating, this allows the grouping of customers with similar credit risks and classification into one of the following stages as suggested by IFRS9:

	December 31, 2023
	Credit Amount	Exposure off balance credit limits not used	Expected Credit Losses

Loans
stage 1	12,710	—	(4,609)
stage 2	2,193	—	(1,415)
stage 3	394,834	—	(355,756)

Credit card receivables
stage 1	360,233	852,138	(3,685)
stage 2	185,326	323,776	(10,203)
stage 3	217,937	3,618	(171,516)

Payroll loans and other(i)
stage 1	1,317,858	—	(6,564)
stage 2	5,147	—	(887)
stage 3	32,560	—	(30,808)
TOTAL	2,528,798	1,179,532	(585,443)

	December 31, 2022
	Credit Amount	Exposure off balance credit limits not used	Expected Credit Losses

Loans
stage 1	173,407	—	(34,883)
stage 2	24,223	—	(12,982)
stage 3	545,749	—	(474,064)

Credit card receivables
stage 1	439,544	663,059	(17,202)
stage 2	205,356	214,282	(34,756)
stage 3	467,611	9,033	(399,327)

Payroll loans and other(i)
stage 1	844,075	—	(6,656)
stage 2	6,643	—	(201)
stage 3	14,106	—	(5,543)
TOTAL	2,720,714	886,374	(985,614)

(i)    This line of credit are mainly related to payroll loans offered to retirees, public sector employees and Brazil’s Severance Indemnity early prepayment, therefore are secured operation and less prone to expected credit losses.
The movement in the allowance for expected credit losses of credit receivables is as follows:

Expected credit losses	Loans	Credit card receivables	Payroll loans and other	Total

December 31, 2021	256,927	174,046	6,166	437,139
Additions (Reversals), net	265,002	277,239	11,351	553,592
Write-Off	—	—	(5,117)	(5,117)
December 31, 2022	521,929	451,285	12,400	985,614
Additions (Reversals), net	(2,749)	79,126	32,931	109,307
Write-Off(i)	(157,400)	(345,007)	(7,072)	(509,479)
December 31, 2023	361,780	185,404	38,259	585,443

(i)    Based on the PagSeguro Group credit risk classification model, which assesses the risk of insolvency and default of counterparties related to credit receivables, for the year ended in December 31, 2023, the Company carried out a partial write-off of credit receivables, for cases in which the Company does not expect to receive these amounts. The credit card receivables were written-off in the amount of R$345,007, working capital loans were written-off in the amount R$157,400 and payroll loans were written-off in the amount R$7,072 against the related provision for ECL recognized in previous periods.